IMPORTANT INFORMATION REGARDING THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Please add the following disclosure to the section entitled “What are the Fund’s Principal Investments?,” under the sub-section “Other Investments, Transactions, Techniques”:
“Additional Information Regarding the Security Selection Process
As part of analysis inherent in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have a positive or negative impact on the risk profiles of many issuers in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers. This qualitative analysis does not automatically result in including or excluding specific securities but is used by Federated Hermes as an additional input to improve portfolio risk/return characteristics.”
The Federated Hermes Funds include the following registrants and all of their share classes:
FEDERATED HERMES EQUITY FUNDS
Federated Hermes Clover Small Value Fund
Federated Hermes Global Strategic Value Dividend Fund
Federated Hermes International Strategic Value Dividend Fund
Federated Hermes Kaufmann Fund
Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Prudent Bear Fund
Federated Hermes Strategic Value Dividend Fund
FEDERATED HERMES EQUITY INCOME FUND, INC.
FEDERATED HERMES INCOME SECURITIES TRUST
Federated Hermes Capital Income Fund
Federated Hermes Muni and Stock Advantage Fund
FEDERATED HERMES INSURANCE SERIES
Federated Hermes Kaufmann Fund II
Federated Hermes Managed Volatility Fund II
FEDERATED HERMES MANAGED POOL SERIES
Federated Hermes International Dividend Strategy Portfolio
FEDERATED HERMES WORLD INVESTMENT SERIES, INC.
Federated Hermes International Leaders Fund
Federated Hermes International Small-Mid Company Fund
July 30, 2020
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455136 (7/20)
© 2020 Federated Hermes, Inc.